Receivables	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Receivables
Receivables
Receivables, are summarized as follows:

	March 31
	2016	2015
Trade receivables	$446,032	$370,335
Other receivables	1,778	2,089
Less allowance for doubtful accounts	(19,412)	(10,730)
Net receivables	$428,398	$361,694

As of March 31, 2016, the largest individual customer account balance accounted for 13% of the total trade receivables balance. No other customer represented more than 10% of total trade receivables balance as of March 31, 2016. No customer represented more than 10% of the total trade receivables balance as of March 31, 2015.

The following is a reconciliation of the changes in our allowance for doubtful accounts, discounts, and returns during fiscal year 2015 and 2016:

Balance at March 31, 2014	$5,621
Expense	6,875
Write-offs	(1,010)
Reversals and other adjustments	(756)
Balance at March 31, 2015	10,730
Expense	8,302
Write-offs	(1,556)
Reversals, discounts and other adjustments	1,936
Balance at March 31, 2016	$19,412